Trade payables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade Payables

	12.31.2017	12.31.2016
Third parties in Brazil	3,671	3,280
Third parties abroad	1,380	2,019
Related parties	716	463

Balance in current liabilities	5,767	5,762